Total
Calamos Timpani Small Cap Growth Fund
Calamos Timpani Small Cap Growth Fund
Investment Objective
Calamos Timpani Small Cap Growth Fund's investment objective is capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on Page 149 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on Page 67 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Calamos Timpani Small Cap Growth Fund	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Calamos Timpani Small Cap Growth Fund		Class A	Class C	Class I	Class R6
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	none	none
Other Expenses		0.22%	0.22%	0.22%	0.09%
Total Annual Fund Operating Expenses		1.37%	2.12%	1.12%	0.99%
Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Reimbursement		1.30%	2.05%	1.05%	0.92%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2025 to the extent necessary so that Total Annual Fund Operating Expenses of Class A shares, Class C and Class I shares are limited to 1.30%, 2.05% and 1.05% of average net assets, respectively. The Fund's investment advisor has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2025 for Class R6 shares (as a percentage of average net assets) to 1.05% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2025 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example - Calamos Timpani Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	601	882	1,183	2,037
Class C	308	657	1,133	2,446
Class I	107	349	610	1,357
Class R6	94	308	540	1,207

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example No Redemption - Calamos Timpani Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	601	882	1,183	2,037
Class C	208	657	1,133	2,446
Class I	107	349	610	1,357
Class R6	94	308	540	1,207

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors"), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2000® Index or the MSCI USA Small Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments, or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Principal Risks
Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The performance shown in the bar chart and performance table for the period May 31, 2019 through December 31, 2023 is the Fund's performance whereas performance prior to May 31, 2019 is that of another investment vehicle (the "Predecessor Fund") prior to the commencement of the Fund's operations. On May 31, 2019, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the "Reorganization"). As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. The Fund has the same investment objective, strategy and portfolio manager as the Predecessor Fund. As a result, the performance of the Fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund for periods prior to the Reorganization. If the Predecessor Fund's investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund's returns would have been lower. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Highest Quarterly Return:	40.93	% (6.30.2020)	Lowest Quarterly Return:	-23.99	% (6.30.2022)

Average Annual Total Returns as of 12.31.23
AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.23

The following table shows how the Fund's average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2023 and since the Fund's inception compared with broad measures of market performance. For periods prior to the Reorganization, the average annual total return table compares the Predecessor Fund's Institutional Class performance which was adopted by the Class I shares of the Fund and Class Y performance which was adopted by the Class A shares of the Fund and adjusted to reflect the maximum sales load of 4.75% for Class A shares, to that of the Russell 2000 Growth Index. "Since Inception" return shown for the Russell 2000 Growth Index is the return since the inception of the Predecessor Fund's Class Y shares. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I shares will vary from returns shown for Class I shares. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Returns - Calamos Timpani Small Cap Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		2.22%	6.39%		5.81%	Jan. 06, 2014
Class C		5.50%			(17.23%)	Jun. 25, 2021
Class I		7.57%	7.71%	6.57%	9.48%	Mar. 23, 2011
Class R6		7.70%			5.35%	May 31, 2019
After Taxes on Distributions | Class I	[1]	7.57%	7.28%	6.18%	9.12%
After Taxes on Distributions and Sale of Fund Shares | Class I	[1]	4.48%	6.09%	5.27%	7.91%
Russell 2000 Growth Index		18.66%	9.22%	7.16%	8.75%
[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.